Purchases and other expenses - Broadcasting rights and equipment inventories - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses [abstract]
Inventories treated as consignment with distributors	€ 68	€ 40	€ 35